Pension and Postretirement Benefits (Details by Plan) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Noncurrent liabilities					$ (190,114,000)	$ (173,388,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Beginning balance				126,284,000	126,284,000	132,680,000
Ending balance					134,774,000	126,284,000	132,680,000
Accumulated other comprehensive income (loss), net of tax:					134,774,000	126,284,000	132,680,000
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined contribution plan expense					17,800,000	17,300,000	16,700,000
U.S Defined Benefit Plans [Member]
Components of the net periodic cost for retirement and postretirement benefits
Service cost	5,400,000	4,600,000	10,600,000	9,900,000	19,754,000	20,460,000	18,471,000
Interest cost	4,000,000	4,300,000	8,200,000	8,600,000	17,217,000	17,941,000	19,247,000
Expected return on plan assets	(5,200,000)	(5,400,000)	(10,600,000)	(10,900,000)	(21,692,000)	(24,066,000)	(22,152,000)
Settlement and curtailment of benefits					0	757,000	0
Amortization of unrecognized prior service benefit	(300,000)	(300,000)	(600,000)	(600,000)	(1,238,000)	(1,239,000)	(1,259,000)
Amortization of unrecognized net loss (gain)	3,000,000	2,700,000	6,100,000	5,400,000	10,784,000	9,492,000	6,502,000
Net periodic cost (benefit) recognized	6,900,000	5,900,000	13,700,000	12,400,000	24,825,000	23,345,000	20,809,000
Amounts to be amortized from accumulated other comprehensive income (loss) over the next year
Prior service beneift to be amortized from accumulated other comprehensive loss next year					1,200,000
Estimated net loss to be amortized from accumulated other comprehensive loss next year					12,300,000
Funded status of plan:
Plan assets, at fair value					349,986,000	345,710,000	306,288,000
Benefit Obligation					387,131,000	361,766,000	345,981,000
Funded status					(37,145,000)	(16,056,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Current liabilities					(346,000)	(343,000)
Noncurrent liabilities					(36,799,000)	(15,713,000)
Funded status					(37,145,000)	(16,056,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Beginning balance			(98,745,000)	(95,258,000)	(95,258,000)	(103,946,000)	(108,104,000)
Amortization of net (gain) loss					6,718,000	6,063,000	4,280,000
Amortization of prior service benefit					(771,000)	(791,000)	(829,000)
Net gain (loss) arising during the year					(9,434,000)	3,509,000	773,000
Prior service cost arising during the year					0	(93,000)	(66,000)
Ending balance					(98,745,000)	(95,258,000)	(103,946,000)
Unrecognized net gain (loss)					(98,869,000)	(96,164,000)
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Prior Service Cost Credit, after Tax					124,000	906,000
Accumulated other comprehensive income (loss), net of tax:					(98,745,000)	(95,258,000)	(103,946,000)
Company contributions					8,871,000	33,380,000
U.S Defined Benefit Plans [Member] | Minimum [Member]
Components of the net periodic cost for retirement and postretirement benefits
Estimated future employer contributions in current fiscal year	10,000,000		10,000,000
U.S Defined Benefit Plans [Member] | Maximum [Member]
Components of the net periodic cost for retirement and postretirement benefits
Estimated future employer contributions in current fiscal year	20,000,000		20,000,000
Non-U.S Defined Benefit Plans [Member]
Components of the net periodic cost for retirement and postretirement benefits
Service cost	1,200,000	1,300,000	2,300,000	2,500,000	5,113,000	4,691,000	3,950,000
Interest cost	3,300,000	3,300,000	6,700,000	6,600,000	13,867,000	12,776,000	12,099,000
Expected return on plan assets	(2,100,000)	(2,000,000)	(4,200,000)	(4,000,000)	(8,382,000)	(7,164,000)	(4,373,000)
Settlement and curtailment of benefits					239,000	131,000	607,000
Amortization of unrecognized prior service benefit	0	0	0	0
Amortization of unrecognized net loss (gain)	1,000,000	500,000	2,000,000	1,000,000	2,172,000	2,367,000	2,604,000
Net periodic cost (benefit) recognized	3,400,000	3,100,000	6,800,000	6,100,000	13,009,000	12,801,000	14,887,000
Amounts to be amortized from accumulated other comprehensive income (loss) over the next year
Estimated net loss to be amortized from accumulated other comprehensive loss next year					3,800,000
Funded status of plan:
Plan assets, at fair value					145,112,000	133,944,000	120,897,000
Benefit Obligation					271,638,000	263,970,000	260,765,000
Funded status					(126,526,000)	(130,026,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Noncurrent assets					3,257,000	14,000
Current liabilities					(7,909,000)	(7,775,000)
Noncurrent liabilities					(121,874,000)	(122,265,000)
Funded status					(126,526,000)	(130,026,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Beginning balance			(43,110,000)	(38,819,000)	(38,819,000)	(39,649,000)	(34,156,000)
Amortization of net (gain) loss					1,609,000	1,349,000	2,049,000
Net gain (loss) arising during the year					(6,763,000)	(1,305,000)	(5,018,000)
Settlement loss					155,000	75,000	426,000
Prior service cost arising during the year					191,000	(677,000)	0
Currency translation impact					517,000	1,388,000	(2,950,000)
Ending balance					(43,110,000)	(38,819,000)	(39,649,000)
Unrecognized net gain (loss)					(42,433,000)	(37,704,000)
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Prior Service Cost Credit, after Tax					(677,000)	(1,115,000)
Accumulated other comprehensive income (loss), net of tax:					(43,110,000)	(38,819,000)	(39,649,000)
Company contributions					18,149,000	16,840,000
Postretirement Medical Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed rate of increase in medical costs					8.50%	9.00%	9.00%
Minimum medical cost rate to be acheived					5.00%
Components of the net periodic cost for retirement and postretirement benefits
Service cost	0	0	0	0	12,000	28,000	42,000
Interest cost	400,000	500,000	700,000	900,000	1,782,000	1,940,000	2,493,000
Expected return on plan assets	0	0	0	0
Amortization of unrecognized prior service benefit	0	(400,000)	0	(800,000)	(1,558,000)	(1,916,000)	(1,974,000)
Amortization of unrecognized net loss (gain)	(300,000)	(300,000)	(800,000)	(700,000)	(1,463,000)	(2,480,000)	(2,903,000)
Net periodic cost (benefit) recognized	100,000	(200,000)	(100,000)	(600,000)	(1,227,000)	(2,428,000)	(2,342,000)
Amounts to be amortized from accumulated other comprehensive income (loss) over the next year
Prior service beneift to be amortized from accumulated other comprehensive loss next year					100,000
Estimated net loss to be amortized from accumulated other comprehensive loss next year					2,000,000
Funded status of plan:
Benefit Obligation					35,045,000	39,053,000	40,170,000
Funded status					(35,045,000)	(39,053,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Current liabilities					(4,278,000)	(4,683,000)
Noncurrent liabilities					(30,767,000)	(34,370,000)
Funded status					(35,045,000)	(39,053,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Beginning balance			7,081,000	7,793,000	7,793,000	10,915,000	13,183,000
Amortization of net (gain) loss					(911,000)	(1,525,000)	(2,016,000)
Amortization of prior service benefit					(971,000)	(1,179,000)	(1,371,000)
Net gain (loss) arising during the year					1,170,000	(418,000)	1,119,000
Ending balance					7,081,000	7,793,000	10,915,000
Unrecognized net gain (loss)					7,055,000	6,774,000
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Prior Service Cost Credit, after Tax					26,000	1,019,000
Accumulated other comprehensive income (loss), net of tax:					7,081,000	7,793,000	10,915,000
Company contributions					3,900,000	3,800,000	3,800,000
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect on postretirement Benefit Obligation, 1% Decrease					436,000
Effect on postretirement Benefit Obligation, 1% Increase					(424,000)
Effect on service cost plus interest cost, 1% Increase					17,000
Effect on service cost plus interest cost, 1% Decrease					$ (16,000)